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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]:  Amendment Number:


This Amendment (Check only one.):      [  ] is a restatement.
                                       [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:   Chieftain Capital Management, Inc.

Address:   12 East  49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. Stern
Title:  Managing Director
Phone:  (212) 421-9760

Signature, Place, and Date of Signing:


/s/ Thomas D. Stern              New York, New York            November 13, 2003
----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total:   $ 2,101,786 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE

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
COLUMN 1           COLUMN 2  COLUMN 3   COLUMN 4            COLUMN 5            COLUMN 6   COLUMN 7              COLUMN 8
--------           --------  --------   --------      ------------------------  ---------   --------   -----------------------------
NAME OF            TITLE OF               VALUE       SHRS OR       SH/   PUT/  INVESTMENT  OTHER              VOTING AUTHORITY
ISSUER              CLASS    CUSIP        (x $1000)   PRN AMT       PRN   CALL  DISCRETION  MANAGERS      SOLE        SHARED    NONE
------              -----    -----        ---------   -------       ---   ----  ----------  --------      ----        ------    ----
COMCAST CORP NEW   CL A SPL  20030N 20 0  469,862    15,852,280     SH             SOLE                15,852,280

IRON MTN INC PA    COM       462846 10 6  399,906    11,139,450     SH             SOLE                11,139,450

LABORATORY CORP
AMER HOLDINGS      COM NEW   50540R 40 9  355,036    12,370,593     SH             SOLE                12,370,593

ENCANA CORP        COM       292505 10 4  273,253     7,511,079     SH             SOLE                 7,511,079

CITIZENS COMMUNI-
CATIONS CO         COM       17453B 10 1  198,577    17,714,250     SH             SOLE                17,714,250

YANKEE CANDLE INC  COM       984757 10 4  197,345     7,745,094     SH             SOLE                 7,745,094

SHAW COMMUNI-
CATIONS INC        CL B      82028K 20 0  125,408    10,313,143     SH             SOLE                10,313,143

OXFORD HEALTH
PLANS INC          COM       691471 10 6   71,846     1,739,200     SH             SOLE                 1,739,200

HEALTH MGMT ASSOC
INC NEW            CL A      421933 10 2   10,553       483,850     SH             SOLE                   483,850